As filed with the Securities and Exchange Commission on May 13, 2015

File Nos. 333-192063 and 811-22909

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 9

AND

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 11
_____________________________________________________________________________________________
OUTLOOK FUNDS TRUST
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Zachary R. Tackett
Atlantic Fund Services
Three Canal Plaza
Portland, ME 04101

Copies to:
Michael Wible
Thompson Hine LLP
41 South Street, Suite 1700
Columbus, OH 43215

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[   ] on , pursuant to Rule 485, paragraph (b)(1)
[   ] 60 days after filing pursuant to Rule 485, paragraph (a)(1)
[   ] on , pursuant to Rule 485, paragraph (a)(1)
[   ] 75 days after filing pursuant to Rule 485, paragraph (a)(2)
[   ] on , pursuant to Rule 485, paragraph (a)(2)
[   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This PEA No. 9 is filed for the sole purpose of submitting XBRL exhibit for the risk/return summary first provided in PEA No. 8 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has met all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the state of New York on May 13, 2015.

OUTLOOK FUNDS TRUST

By:  /s/ Alan M. Meckler
       Alan M. Meckler
       President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on May 13, 2015.

(a)	Principal Executive Officer

/s/ Alan M. Meckler
Alan M. Meckler
Principal Executive Officer

(b)	Principal Financial Officer

/s/ Karen Shaw
Karen Shaw
Principal Financial Officer

(c)	A majority of the Trustees
/s/ Alan M. Meckler
Alan M. Meckler
John M. Meckler, Trustee*
Stephen W. Leonhardt, Trustee*
Mark D. Moyer, Trustee*
Lawrence E. Phillips, Trustee*

By:	/s/ Karen Shaw
Karen Shaw
As Attorney-in-fact

*Pursuant to powers of attorney previously filed.

EXHIBITS LIST

EXHIBIT

Instance Document	Ex-101.INS
Schema Document	Ex-101.SCH
Definition Linkbase Document	Ex-101.DEF
Label Linkbase Document	Ex-101.LAB
Presentation Linkbase Document	Ex-101.PRE